Accrued Expenses and Other Payables (Details) - Schedule of accrued expenses and other payables - USD ($)	Apr. 30, 2023	Apr. 30, 2022
Schedule of accrued expenses and other payables [Abstract]
Accrued payroll	$ 301,527	$ 318,594
Accrued interest expense	127,638	97,818
Accrued loss for legal matter	237,000	98,500
Other payables	26,878	757,244
Due to third parties	145,775
Accrued consulting expense payable		132,000
Sales tax payable	28,978	31,188
Total accrued expenses and other payables	$ 867,796	$ 1,435,344